Financial Assets at Amortized Cost and Other Assets	12 Months Ended
Dec. 31, 2025
Financial Assets at Amortized Cost and Other Assets [Abstract]
Financial assets at amortized cost and other assets
8.	Financial assets at amortized cost and other assets

Valued at amortized cost

Consolidated	12/31/2025	12/31/2024
Loans (1)	184,958	346,523
Other financial assets at amortized cost	939,232	1,229,915
- Foreign exchange (2)	778,918	1,139,273
- Services receivable (3)	130,532	83,821
- Judicial deposits	24,290	5,785
- Other amounts	5,492	1,036
Total	1,124,190	1,576,438

(1)	Balance refers to operations with clients of BR Partners Banco de Investimento S.A., represented by Bank Credit Notes and Real Estate Credit Notes.
(2)	Refers to a purchased foreign exchange contract whose settlement was January 2, 2026.
(3)	Refer to services provided to clients and reimbursements receivable on expenses defined in the service agreement.